Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail)			3 Months Ended			12 Months Ended
		Jun. 29, 2016 USD ($)	Jun. 28, 2017 USD ($) Location restaurant Country $ / shares shares	Sep. 28, 2016 USD ($) $ / shares	Sep. 23, 2015 $ / shares	Jun. 28, 2017 USD ($) Location segment restaurant Country $ / shares shares	Jun. 29, 2016 USD ($) $ / shares	Jun. 24, 2015 USD ($) $ / shares	Jun. 25, 2014 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Impact of Restatement on Earnings Per Share, Diluted | $ / shares						$ 0		$ 0
Impact of Restatement on Opening Retained Earnings, Net of Tax	[1]								$ (10,317,000)
Number of Restaurants | restaurant			1,674			1,674
Number of countries in which entity operates | Country			30			30
Number of territories in which entity operates | Location			2			2
53rd week revenues		$ 58,300,000
Restatement of Prior Year Income, Net of Tax						$ (100,000)	$ (2,100,000)
Advertising expense, net of franchisee contribution						103,800,000	93,600,000	$ 94,300,000
Stock-based compensation expense from continuing operations						14,500,000	15,200,000	15,000,000
Tax benefit related to stock-based compensation expense						$ 5,700,000	$ 5,800,000	$ 5,500,000
Weighted average fair values of option grants | $ / shares						$ 9.30	$ 10.48	$ 11.72
Number of preferred stock the Board of Directors is authorized to issue | shares			1,000,000			1,000,000
Preferred stock, par value | $ / shares			$ 1			$ 1
Preferred stock, shares issued | shares			0			0
Increase in share repurchase program				$ 150,000,000
Stock repurchase program, total authorization of shares to be repurchased			$ 4,300,000,000			$ 4,300,000,000
Stock repurchase during period, shares | shares						7,500,000
Remaining authorized share purchases, amount			115,800,000			$ 115,800,000
Proceeds from issuances of treasury stock						5,621,000	$ 6,147,000	$ 16,259,000
Payments of dividends						70,771,000	74,066,000	70,832,000
Dividends Payable, Current		17,760,000	$ 16,649,000			$ 16,649,000	17,760,000
Number of Reportable Segments | segment						2
Payments for Repurchase of Common Stock						$ 370,877,000	$ 284,905,000	$ 306,255,000
Percentage Increase In Quarterly Dividend Declared				6.25%
Common Stock, Dividends, Per Share, Declared | $ / shares			$ 0.34	$ 0.34	$ 0.32	$ 1.36	$ 1.28	$ 1.12
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives						5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives						3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives						20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives						10 years
Employee Stock Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options | shares						(225,000)
Chili's Restaurants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of countries in which entity operates | Country			30			30
Number of territories in which entity operates | Location			2			2
2.60% notes [Member] | Accounting Standards Update 2015-03 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt Issuance Costs, Net		1,000,000					$ 1,000,000
3.88% notes [Member] | Accounting Standards Update 2015-03 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt Issuance Costs, Net		$ 2,200,000					$ 2,200,000
Accelerated Share Repurchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payments for Repurchase of Common Stock						$ 300,000,000
Treasury Stock, Shares, Acquired | shares						5,900,000
Other Share Repurchases [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Treasury Stock, Shares, Acquired | shares						1,600,000
Retained Earnings
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Impact of Restatement on Opening Retained Earnings, Net of Tax			$ (12,500,000)			$ (12,500,000)		$ (10,317,000)	$ (10,317,000)	[1]

[1]	We discovered immaterial errors in prior years relating to the accuracy of certain tax accounts. While we concluded that the impact of these errors on our previously-issued consolidated financial statements was not material, we revised our previously-reported consolidated financial statements for the fiscal years ended June 29, 2016 and June 24, 2015. The revisions to the consolidated statements of shareholder's (deficit) equity include a $10.3 million decrease to retained earnings at the beginning of fiscal 2015 and decreases to net income of $2.1 million and $0.1 million for fiscal 2015 and fiscal 2016, respectively, for a total reduction of $12.5 million. For additional information, see Note 16—Immaterial Correction of Prior Period Financial Statements.